Deposits	12 Months Ended
Mar. 31, 2020
Deposits
15. Deposits
Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2019 and March 31, 2020 were as follows:

	As of March 31,
	2019		2020		2020
	(In millions)
Interest-bearing:
Savings deposits	Rs.	2,487,001.6	Rs.	3,103,769.5	US$	41,169.5
Time deposits		5,317,715.9		6,626,711.8		87,899.1

Total interest-bearing deposits		7,804,717.5		9,730,481.3		129,068.6
Non-interest-bearing deposits		1,420,309.4		1,731,590.0		22,968.4

Total	Rs.	9,225,026.9	Rs.	11,462,071.3	US$	152,037.0

As of March 31, 2019 and March 31, 2020, time deposits of Rs. 4,570,771.1 million and Rs. 5,233,225.0 million, respectively, had a residual maturity of one year or less. The remaining deposits mature between one and ten years.
As of March 31, 2019 and March 31, 2020, time deposits in excess of Rs.
0.1
 million aggregated Rs. 5,145,912.9 million and Rs. 6,397,698.1 million, respectively.
As of March 31, 20
20
, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2020
	(In millions)
Due to mature in the fiscal year ending March 31:
2021	Rs.	5,233,225.0	US$	69,415.4
2022		992,908.7		13,170.3
2023		251,362.6		3,334.2
2024		66,752.1		885.4
2025		49,990.3		663.1
Thereafter		32,473.1		430.7

Total	Rs.	6,626,711.8	US$	87,899.1